Note 2 - Basis of Presentation, Principles of Consolidation and Significant Accounting Policies - Schedule of Property Plant And Equipment Useful Lives (Details)	Dec. 31, 2022
Computer Equipment [Member]
Property and equipment (Year)	2 years
Software Equipment [Member]
Property and equipment (Year)	3 years
Machinery and Equipment [Member] | Minimum [Member]
Property and equipment (Year)	2 years
Machinery and Equipment [Member] | Maximum [Member]
Property and equipment (Year)	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Property and equipment (Year)	2 years
Furniture and Fixtures [Member] | Maximum [Member]
Property and equipment (Year)	7 years